Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13003654

RECEIVED

NOV 14 2013

Washington, DC 20549

November 14, 2013

001-13908

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, INVESCO LTD., 4.000% Senior Notes due 2024 and 5.375% Senior Notes due 2043, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 12, 2013. Tentative listing date – November 18, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com